Warrants (Details) - Schedule of assumptions used to value the company's warrant	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2018
Schedule Of Assumptions Used To Value The Companys Warrant Abstract
Expected term (in years)	5 years 6 months	2 years 9 months
Expected volatility	41.48%	49.39%
Risk-free interest rate	0.83%	2.11%